Remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Renumeration [abstract]
Schedule Of Renumeration Explanatory [Table Text Block]
	Full year
(in USD million, except average number of employees)	2019	2018	2017

Salaries1)	2,766	2,863	2,671
Pension costs	446	463	469
Payroll tax	413	409	387
Other compensations and social costs	330	318	290

Total payroll costs	3,955	4,052	3,818

Average number of employees2)	21,400	20,700	20,700

1)Salaries include bonuses, severance packages and expatriate costs in addition to base pay.

2)Part time employees amount to 4% for 2019 and 3% for each of the years 2018 and 2017 respectively.

Remuneration to members of the BoD and the CEC [text block]
	Full year
(in USD thousand)1)	2019	2018	2017

Current employee benefits	10,958	12,471	11,067
Post-employment benefits	661	667	636
Other non-current benefits	18	21	25
Share-based payment benefits	147	197	175

Total	11,782	13,356	11,902

1)All figures in the table are presented on accrual basis.